List of subsidiaries	6 Months Ended
Jun. 30, 2026
List of subsidiaries
List of subsidiaries

24.List of subsidiaries

Set out below is a list of subsidiaries of the Group. Ownership interest corresponds to voting rights.

	Ownership Interest	Ownership Interest
	June 30, 2026	December 31, 2025
Name	%	%
NHW Ltd	100	100
Nexters Global Ltd	100	100
Gamegears Ltd	100	100
Cubic Games Studio Ltd	100	100
Nexters Studio Armenia LLC	100	100
Nexters Studio Kazakhstan Ltd	100	100
Nexters Studio Portugal, Unipessoal LDA	100	100
Nexters Midasian FZ LLC	—	100
GDEV Finance Ltd	100	100
Nexters Lithuania UAB	100	100
GDEV Investments Ltd	100	100
Light Hour Games Ltd	100	100

NHW Ltd

On April 5, 2021, Nexters Global Ltd acquired 100% of the voting shares in NHW Ltd, a company registered in accordance with the laws of the Republic of Cyprus, for the total consideration of 24 (€20,000). The consideration was fully paid in cash. The acquisition has been accounted for using the acquisition method. NHW Ltd was incorporated in Larnaca, Republic of Cyprus on March 9, 2020. The registered office of the company is Faneromenis, 107, P.C. 6031, Larnaca, Cyprus. The company’s principal activities are publication and testing of program applications.

Nexters Global Ltd

Nexters Global Ltd was incorporated in Larnaca, Republic of Cyprus on November 2, 2009. The registered office of the Company is at Faneromenis 107, 6031, Larnaca, Cyprus. The company’s principal activities are game development and publishing.

Gamegears Ltd (previously Dragon Machines Ltd and SGBOOST Limited)

Synergame Investment Ltd was incorporated in Limassol, Republic of Cyprus on September 1, 2021. The registered office of the company is Griva Digeni, 55, P.C. 3101, Limassol, Cyprus. The company’s principal activity are game development as well as the provision of independent developers with expertise and funds needed to launch their games and build successful international businesses. The company was renamed to SGBOOST Limited on May 12, 2022, to Dragon Machines Ltd on July 18, 2023 and, most recently, to Gamegears Ltd on August 27, 2024. On December 10, 2024 the Company acquired Winchange Ltd, which was previously accounted for as a part of Castcrown Ltd’s Group as associate.

Cubic Games Studio Ltd (previously Lightmap Ltd)

The group encompasses four legal entities – Lightmap Ltd, Cubic Games Ltd, Kadexo Ltd, Fellaway Ltd – each of which are incorporated in Cyprus. Lightmap Ltd is the owner of intellectual property (IP) rights. Cubic Games Ltd and Kadexo Ltd are the publishers of the games Pixel Gun 3D (“PG3D”) and Block City Wars (“BCW”), respectively. The publishers pay 97% of their revenue in license fees to Lightmap Ltd. Fellaway Ltd is dormant and is in the process of liquidation. Lightmap Ltd had an investment in another subsidiary entity, Britglow Ltd, which was also liquidated. The Group was renamed on July 18, 2023 to Cubic Games Studio Ltd.

Nexters Studio Armenia LLC

Nexters Studio Armenia LLC was incorporated in Yerevan, Armenia on April 8, 2022. The registered office of the company is Arabkir 23, Yerevan. The company’s principal activities are game development and support.

Nexters Studio Kazakhstan Ltd

Nexters Studio Kazakhstan Ltd was incorporated in Astana, Republic of Kazakhstan on May 5, 2022. The registered office of the company is Dinmuhamed Konaev Street, 14, Astana. The company’s principal activities are game development and support.

Nexters Studio Portugal, Unipessoal LDA

Nexters Studio Portugal, Unipessoal LDA was incorporated in Lisboa, Portugal on February 2, 2023. The registered office of the company is Avenidas Novas 1050 046 Lisboa. The company’s principal activities are game support and consulting services. As at the date of these consolidated financial statements the company has ceased its operations and is dormant.

GDEV Finance Ltd

Nexters Finance Ltd was incorporated in Limassol, Republic of Cyprus on April 7, 2023. The registered office of the Company is at 28 Oktovriou 313, 3105, Limassol, Cyprus. The company’s principal activities are financial activities such as provision of loans.

Nexters Midasian FZ LLC

Nexters Midasian FZ LLC was incorporated in Ras Al Khaimah Economic Zone in UAE on January 24, 2023. As at the date of these financial statements the company is in the process of liquidation and is dormant.

Nexters Lithuania UAB

Nexters Lithuania UAB was incorporated in Vilnus, Lithuania on June 27, 2023. The registered office of the company is Didžioji, 18, Vilnius. As at the date of these financial statements the company has not yet started its active operations.

GDEV Investments Ltd (previously Tourish Limited)

Tourish Limited was acquired in Nicosia, Cyprus on May 29, 2023. The registered office of the company is Georgiou Griva Digeni, 113, Astromeritis, 2722, Nicosia, Cyprus. As at the date of these financial statements the company has not yet started its active operations. The company was renamed GDEV Investments Ltd on October 26, 2023.

Light Hour Games Ltd

Light Hour Games Ltd was acquired in Limassol, Cyprus on August 4, 2025. The registered office of the company is Anastasiou Sioukri 1, Themis court, 3105, Limassol, Cyprus. The company's principal activities are game development and support using AI-first workflows.